GENERAL AND ADMINISTRATIVE EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General And Administrative Expense [Abstract]
Transaction costs	$ 24	$ 66	$ 413
Employee compensation and benefits	385	366	247
Management fees	116	159	144
Other	291	291	228
Total general and administrative expense	$ 816	$ 882	$ 1,032